Shareholders’ Equity - Share capital (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2019 EUR (€)	Nov. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 € / shares	Oct. 31, 2019 $ / shares shares	Nov. 30, 2018 € / shares	Nov. 07, 2018 USD ($)	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 shares
Shareholders’ Equity
Authorized share capital | €				€ 7,200,000
Maximum aggregate offering of ordinary shares | $												$ 300,000,000
Par value per share | € / shares				€ 0.04
Shares were issued and fully paid in cash				54,131,553
Treasury shares				3,926,743				4,230,151
Shares issued in the period | €				€ 272,000	€ 48,550,000	€ 84,191,000
Ordinary
Shareholders’ Equity
Number of shares issued				54,131,553		43,149,987		53,975,838						36,425,014
Issued for cash				53,708	10,454,545	6,612,500
Issued for services				102,007	371,306	112,473
Exercise of share options				303,408	46,900	226,098
Treasury shares issued (transferred)				(303,408)	(46,900)	(226,098)
Number of shares authorised				90,000,000
Preferred
Shareholders’ Equity
Number of shares authorised				90,000,000
Market offering program | Ordinary
Shareholders’ Equity
Number of shares issued				0
Maximum aggregate offering of ordinary shares | $							$ 75,000,000
Underwritten public offering and direct offering
Shareholders’ Equity
Number of shares issued										10,454,545			6,612,500
Share price | $ / shares										$ 5.50			$ 15.75
Gross proceeds | €	€ 51,597,000		€ 89,983,000
Transaction cost | €	3,047,000		5,792,000
Net proceeds | €	€ 48,550,000		€ 84,191,000
H.C. Wainwright & Co | Ordinary
Shareholders’ Equity
Maximum aggregate offering of ordinary shares | $												$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders’ Equity
Number of shares issued		112,473						371,306
Maximum aggregate offering of ordinary shares | $		$ 2,500,000						$ 3,501,000
Share price | (per share)		$ 22.23						$ 9.43	€ 8.51		€ 19.46
Percent of net sales royalties		20.00%